Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended	3 Months Ended		12 Months Ended
	May 03, 2021	Apr. 01, 2021	Mar. 01, 2021	Feb. 01, 2021	Jan. 12, 2021	Dec. 28, 2020	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Monthly distribution rate								$ 0.255	$ 0.503	$ 0.588	$ 2.010	$ 2.010
Distribution reinvested through the DRIP								$ 7,368	$ 15,940	$ 15,940	$ 67,427	$ 44,071
Net cash distribution								$ 24,296	$ 32,792	$ 49,331	$ 123,135	$ 80,728
Dividend Declared
Subsequent Event [Line Items]
Monthly distribution rate			$ 0.08499999	$ 0.08499999	$ 0.08499999	$ 0.08499999
Subsequent Event | Dividend Paid
Subsequent Event [Line Items]
Gross amount of distribution paid	$ 9,059	$ 9,059	$ 9,051	$ 9,042	$ 9,001
Distribution reinvested through the DRIP			2,453	2,455	2,461
Net cash distribution	$ 9,059	$ 9,059	$ 6,598	$ 6,587	$ 6,540
Subsequent Event | Dividend Declared
Subsequent Event [Line Items]
Monthly distribution rate	$ 0.08499999	$ 0.08499999					$ 0.08499999